DISCLOSURE OF OTHER INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Depreciation and amortization	$ 685,951	$ 661,068	$ 507,029
Staff expenses	690,996		717,548	$ 697,833
Total	4,634,149	4,744,095	4,274,496
Total	695,377	693,039	922,226
Fees (legal and technical advisors)	12,483	14,398	10,478
Maintenance and repair	3,149	11,076	12,585
Total	565,027	624,326	613,608
Cost of sales [Member]
Statement [Line Items]
Timber	963,721	1,068,662	859,811
Forestry labor costs and other services	702,315	692,518	623,902
Depreciation and amortization	584,343	535,244	408,248
Depreciation for right of use	35,005	28,082	40,539
Maintenance costs	355,733	355,389	319,100
Chemical costs	662,732	649,413	712,331
Sawmill costs	122,927	122,748	117,786
Other raw materials	236,098	285,828	315,078
Other Indirect costs	222,550	233,903	169,423
Energy and fuel	276,517	275,732	243,986
Cost of electricity	50,587	65,191	46,902
Staff expenses	421,621	431,385	417,390
Total	4,634,149	4,744,095	4,274,496
Distribution cost [Member]
Statement [Line Items]
Depreciation for right of use	1,068	1,184	2,975
Selling costs	35,502	41,966	37,652
Commissions	17,070	15,400	12,607
Insurance	6,584	7,186	6,813
Provision for doubtful accounts	1,098	3,094	(462)
Other selling costs	10,750	16,286	18,694
Shipping and freight costs	659,875	651,073	884,574
Port services	70,717	61,802	69,478
Freights	530,334	528,218	743,590
Shipping internment, warehousing, stowage, customs and other costs	57,756	59,869	68,531
Total	695,377	693,039	922,226
Administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	43,716	43,075	33,155
Depreciation for right of use	7,110	7,361	7,103
Staff expenses	219,046	245,822	255,378
Insurance	49,359	54,173	26,009
Marketing, advertising, promotion and publications expenses	14,516	14,542	16,105
Computer services	29,836	37,859	39,827
Lease of offices, other property and vehicles	7,323	7,854	5,079
Donations, contributions, scholarships	9,010	10,983	11,510
Fees (legal and technical advisors)	35,817	35,831	34,322
Property taxes, city permits and rights	21,225	32,639	27,410
Cleaning services, security services and transportation	23,329	28,381	31,069
Third-party variable services (manoeuvres, logistics)	41,030	38,537	54,547
Basic services (electricity, telephone, water)	6,768	7,323	6,044
Maintenance and repair	5,932	6,933	7,926
Seminars, courses, training materials	3,117	2,637	3,498
Travels, clothing and safety equipment, environmental expenses, audits and others	47,893	50,376	54,626
Total	$ 565,027	$ 624,326	$ 613,608